FINANCIAL OBLIGATIONS - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 74,093,086	$ 66,012,948	$ 57,837,703
Cash flows from financing activities:
Dividends paid to shareholders	(414,267)	(1,230,841)	(1,330,241)
Dividends paid to non-controlling interest	(615,177)	(913,356)	(946,034)
Issuance of debt securities (excluding interest issuance of debt securities)	695,136	2,932,471	5,733,500
Interest issuance of debt securities		(1,191)	(7,180)
Payment of outstanding debt securities	(7,837,898)	(1,631,318)	(2,185,636)
Leases	(383,472)	(472,084)	(429,636)
Redemption of preferred shares		(29,751)	(379,320)
Equity transaction	(15,014)	120	(51,004)
Net cash used in financing activities	(8,570,692)	(1,345,950)	404,449
Cash flows from operating activities:
Accrued interest	2,296,741	1,804,269	1,755,825
Interest paid	(2,255,911)	(1,759,103)	(1,695,599)
Other changes	3,042,893	3,547,822	2,663,218
Total liabilities related to other changes	3,083,723	3,592,988	2,723,444
Total equity related to other changes	(5,718,912)	5,833,099	5,047,352
Balance at end of period	62,887,205	74,093,086	66,012,948
Subscribed and paid-in capital
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	22,281	22,281	22,281
Cash flows from operating activities:
Other changes	1,463
Total liabilities related to other changes	1,463
Balance at end of period	23,744	22,281	22,281
Additional paid - in capital
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	8,490,799	8,470,870	8,445,766
Cash flows from financing activities:
Equity transaction	7,280		(546)
Net cash used in financing activities	7,280		(546)
Cash flows from operating activities:
Other changes	1,082,307
Total liabilities related to other changes	1,082,307
Total equity related to other changes	(9,012)	19,929	25,650
Balance at end of period	9,571,374	8,490,799	8,470,870
Retained earnings [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	13,383,387	11,302,134	10,289,073
Cash flows from operating activities:
Other changes	(1,193,728)	(1,203,000)	(1,336,916)
Total liabilities related to other changes	(1,193,728)	(1,203,000)	(1,336,916)
Total equity related to other changes	(4,171,242)	3,284,253	2,349,977
Balance at end of period	8,018,417	13,383,387	11,302,134
Non-controlling interest
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	16,457,994	14,782,259	13,497,702
Cash flows from financing activities:
Redemption of preferred shares		(29,751)	(379,320)
Equity transaction	(22,294)	120	(50,458)
Net cash used in financing activities	(22,294)	(29,631)	(429,778)
Cash flows from operating activities:
Other changes	(542,353)	(823,551)	(957,390)
Total liabilities related to other changes	(542,353)	(823,551)	(957,390)
Total equity related to other changes	(1,538,658)	2,528,917	2,671,725
Balance at end of period	14,354,689	16,457,994	14,782,259
Dividends Payable [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	598,534	648,874	631,111
Cash flows from financing activities:
Dividends paid to shareholders	(414,267)	(1,230,841)	(1,330,241)
Dividends paid to non-controlling interest	(615,177)	(913,356)	(946,034)
Net cash used in financing activities	(1,029,444)	(2,144,197)	(2,276,275)
Cash flows from operating activities:
Other changes	651,725	2,093,857	2,294,038
Total liabilities related to other changes	651,725	2,093,857	2,294,038
Balance at end of period	220,815	598,534	648,874
Bonds issued [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	32,257,933	27,760,797	21,918,268
Cash flows from financing activities:
Issuance of debt securities (excluding interest issuance of debt securities)	695,136	2,932,471	5,733,500
Interest issuance of debt securities		(1,191)	(7,180)
Payment of outstanding debt securities	(7,837,898)	(1,631,318)	(2,185,636)
Net cash used in financing activities	(7,142,762)	1,299,962	3,540,684
Cash flows from operating activities:
Accrued interest	2,147,935	1,631,055	1,545,009
Interest paid	(2,109,636)	(1,590,137)	(1,503,675)
Other changes	3,208,751	3,156,256	2,260,511
Total liabilities related to other changes	3,247,050	3,197,174	2,301,845
Balance at end of period	28,362,221	32,257,933	27,760,797
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	2,882,157	3,025,733	3,033,502
Cash flows from financing activities:
Leases	(383,472)	(472,084)	(429,636)
Net cash used in financing activities	(383,472)	(472,084)	(429,636)
Cash flows from operating activities:
Accrued interest	148,806	173,214	210,816
Interest paid	(146,275)	(168,966)	(191,924)
Other changes	(165,272)	324,260	402,975
Total liabilities related to other changes	(162,741)	328,508	421,867
Balance at end of period	$ 2,335,944	$ 2,882,157	$ 3,025,733